Intangible Assets, Net (Details) - Schedule of Intangible Assets, Net - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Finite-Lived Intangible Assets [Line Items]
Less: accumulated amortization	$ (1,485,359)	$ (38,530)
Less: impairment	(6,551,529)
Intangible assets, net	31,332	23,963
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	7,748,590
Copyrights and trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	242,556
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	35,556	17,793
Senior care service App [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 41,518	$ 44,700